Operating Leases and Obligations Related to Finance Leases - Additional Information (Details) $ in Thousands	1 Months Ended			12 Months Ended
	Mar. 31, 2021 USD ($)	Nov. 30, 2020 USD ($)	Oct. 31, 2020 USD ($)	Dec. 31, 2020 USD ($) lessor vessel valuator	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)	Mar. 10, 2021 vessel	Nov. 13, 2020 vessel	Oct. 22, 2020 vessel
Capital Leased Assets [Line Items]
Number of Lessors | lessor				14
Finance Lease, Weighted Average Remaining Lease Term				7.80%	7.60%
Number of Third Party Valuators | valuator				2
Finance Lease, Liability, Undiscounted Excess Amount | $				$ 120,900	$ 186,900
Number of vessels obligated to purchase				8
Payments to Acquire Property, Plant, and Equipment | $			$ 29,600	$ 16,025	$ 11,628	$ 5,827
Suezmax Tankers
Capital Leased Assets [Line Items]
Number Of Vessels								2
Payments to Acquire Property, Plant, and Equipment | $		$ 56,700
Suezmax, Aframax and LR2 Vessels
Capital Leased Assets [Line Items]
Number Of Vessels				16
Number of Vessels with Purchase Option				16
Aframax Tanker
Capital Leased Assets [Line Items]
Number Of Vessels									2
Aframax Tanker | Subsequent Event [Member]
Capital Leased Assets [Line Items]
Number Of Vessels							6
Payments to Acquire Property, Plant, and Equipment | $	$ 128,800
Minimum [Member]
Capital Leased Assets [Line Items]
Sale Leaseback Transaction, Lease Terms				9
Maximum
Capital Leased Assets [Line Items]
Sale Leaseback Transaction, Lease Terms				12
Finance Lease Obligations
Capital Leased Assets [Line Items]
Minimum Liquidity Covenant Requirement | $				$ 35,000
Minimum Liquidity as a Percentage of Consolidated Debt Covenant Requirement				5.00%
Number of Third Party Valuators | valuator				1
Finance Lease Obligations | Minimum [Member]
Capital Leased Assets [Line Items]
Long-term Debt, Term				6 months
May 2019 Sale Leaseback [Member]
Capital Leased Assets [Line Items]
Debt Covenant Minimum Hull Coverage Ratio, Year 1				75.00%
Actual Hull Coverage Ratio				81.00%	109.00%
Debt Covenant Minimum Hull Coverage Ratio, Thereafter				90.00%
May 2019 Sale Leaseback [Member] | Suezmax Tankers
Capital Leased Assets [Line Items]
Debt Covenant Minimum Hull Coverage Ratio, Year 2				78.00%
Maintain 80% Hull Coverage Ratio for the Third & Fourth Year				80.00%
May 2019 Sale Leaseback [Member] | Finance Lease Obligations
Capital Leased Assets [Line Items]
Number Of Vessels				2
November 2018 Sale Leaseback
Capital Leased Assets [Line Items]
Debt Covenant Minimum Hull Coverage Ratio				100.00%
November 2018 Sale Leaseback | Minimum [Member]
Capital Leased Assets [Line Items]
Actual Hull Coverage Ratio				145.00%	140.00%
November 2018 Sale Leaseback | Maximum
Capital Leased Assets [Line Items]
Actual Hull Coverage Ratio				156.00%	144.00%
November 2018 Sale Leaseback | Finance Lease Obligations
Capital Leased Assets [Line Items]
Number Of Vessels				2
September 2018 Sale Leaseback [Member]
Capital Leased Assets [Line Items]
Debt Covenant Minimum Hull Coverage Ratio, Year 1				75.00%
Debt Covenant Minimum Hull Coverage Ratio, Year 2				78.00%
Maintain 80% Hull Coverage Ratio for the Third & Fourth Year				80.00%
Debt Covenant Minimum Hull Coverage Ratio, Thereafter				90.00%
September 2018 Sale Leaseback [Member] | Minimum [Member]
Capital Leased Assets [Line Items]
Actual Hull Coverage Ratio				80.00%	106.00%
September 2018 Sale Leaseback [Member] | Maximum
Capital Leased Assets [Line Items]
Actual Hull Coverage Ratio				88.00%	123.00%
September 2018 Sale Leaseback [Member] | Finance Lease Obligations
Capital Leased Assets [Line Items]
Number Of Vessels				6
July 2017 Sale Leaseback
Capital Leased Assets [Line Items]
Debt Covenant Minimum Hull Coverage Ratio, Years 1, 2 and 3				90.00%
Debt Covenant Minimum Hull Coverage Ratio, Thereafter				100.00%
July 2017 Sale Leaseback | Minimum [Member]
Capital Leased Assets [Line Items]
Actual Hull Coverage Ratio				121.00%	110.00%
July 2017 Sale Leaseback | Maximum
Capital Leased Assets [Line Items]
Actual Hull Coverage Ratio				143.00%	132.00%
July 2017 Sale Leaseback | Finance Lease Obligations
Capital Leased Assets [Line Items]
Number Of Vessels				4
July 2017 and November 2018 Sale Leaseback | Finance Lease Obligations
Capital Leased Assets [Line Items]
Number Of Vessels				6
September 2018 and May 2019 Sale Leaseback | Finance Lease Obligations
Capital Leased Assets [Line Items]
Number Of Vessels				8
Variable Interest Entity, Primary Beneficiary
Capital Leased Assets [Line Items]
Number of Lessors | lessor				12